FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Financial Assets not Measured at Fair Value on a Recurring Basis
The following tables present the financial assets not measured at fair value on a recurring basis as of December 31, 2021 and December 31, 2020:

	December 31, 2021
	Carrying Value	Estimated Fair Value	Fair Value Hierarchy	Financial Statement Line Item
Financial assets:
Notes receivable - current	$8	$8	Level 3	Receivables
Notes receivable - non-current	3,391	3,391	Level 3	Other long-term assets
Advance payment - non-current	8,000	8,000	Level 3	Other long-term assets
Total financial assets	$11,399	$11,399

	December 31, 2020
	Carrying Value	Estimated Fair Value	Fair Value Hierarchy	Financial Statement Line Item
Financial assets:
Notes receivable - non-current	$815	$815	Level 3	Other long-term assets
Total financial assets	$815	$815

Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the liabilities measured at fair value on a recurring basis, by input level, in the Consolidated Balance Sheet at December 31, 2021:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Public Warrants	$4,255	—	—	4,255
Private Warrants	—	2,266	—	2,266
Total financial liabilities	$4,255	$2,266	$—	$6,521